UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer
601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

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John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 100.96%		$129,354,740
(Cost $94,679,626)

China 33.66%		43,122,220
Aluminum Corp. of China, Ltd. (I)	1,140,000	1,126,484
Angang Steel Company, Ltd. (Class H)	828,000	1,425,075
Anhui Conch Cement Company, Ltd.	260,000	1,432,240
Bank of China, Ltd.	5,479,000	2,628,852
China Citic Bank Corp, Ltd.	1,050,000	699,685
China Construction Bank Corp.	5,050,000	3,853,843
China COSCO Holdings Company, Ltd.	1,000,000	1,182,812
China Life Insurance Company, Ltd.	1,090,000	4,827,778
China Petroleum & Chemical Corp.	1,600,000	1,249,209
China Shenhua Energy Company, Ltd.	678,500	2,857,619
China South Locomotive and Rolling Stock Corp.	1,100,000	724,706
China Southern Airlines Company, Ltd. (I)	3,920,000	1,288,256
Dongfeng Motor Group Company, Ltd.	1,000,000	1,300,821
Golden Eagle Retail Group, Ltd.	800,000	1,440,424
Industrial & Commercial Bank of China, Ltd.	5,450,000	3,961,761
PetroChina Company, Ltd. (Class H)	1,613,000	1,803,318
Sany Heavy Equipment International Holdings Company, Ltd. (I)	1,260,000	1,294,201
Shenzhou International Group Holdings, Ltd.	1,350,000	1,695,644
Sinopharm Group Company (I)	620,000	2,320,883
Tencent Holdings, Ltd.	223,400	4,141,767
ZTE Corp. (Class H)	327,304	1,866,842

Hong Kong 34.86%		44,660,043
BOC Hong Kong Holdings, Ltd.	907,000	1,887,634
Cheung Kong Holdings, Ltd.	288,000	3,392,134
China High Precision Automation Group, Ltd. (I)	2,162,000	1,561,478
China Merchants Holdings International Company, Ltd.	200,000	668,021
China Mobile, Ltd.	686,000	6,474,860
China Overseas Land & Investment, Ltd.	379,360	676,615
China Power New Energy Development Company, Ltd. (I)	6,000,000	389,975
China Resources Enterprises, Ltd.	400,000	1,315,314
China Resources Land, Ltd.	500,000	891,177
China State Construction International Holdings, Ltd.	1,600,000	553,645
China Taiping Insurance Holdings Company, Ltd. (I)	220,000	688,387
CNOOC, Ltd.	2,500,000	3,528,122
Daphne International Holdings, Ltd.	850,000	642,915
Digital China Holdings, Ltd.	1,300,000	2,058,413
Geely Automobile Holdings Company, Ltd.	1,500,000	658,594
Gome Electrical Appliances Holdings, Ltd. (I)	4,500,000	1,573,344
Hang Seng Bank, Ltd.	50,000	698,697
Hong Kong Exchanges & Clearing, Ltd.	128,000	2,157,788
Hutchison Whampoa, Ltd.	195,000	1,326,085
Ju Teng International Holdings, Ltd.	900,000	778,637
Li & Fung, Ltd.	300,000	1,363,010
MTR Corp., Ltd.	200,000	645,940
New World Development Company, Ltd.	643,000	1,055,707
Nine Dragons Paper Holdings, Ltd.	500,000	703,033
Orient Overseas International, Ltd.	150,000	1,024,300
Poly Hong Kong Investment, Ltd.	700,000	691,244
Sino Land Company, Ltd.	680,000	1,127,870
Sinofert Holdings, Ltd.	1,994,000	1,146,894
Sun Hung Kai Properties, Ltd.	119,000	1,537,848

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John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Hong Kong (continued)
Swire Pacific, Ltd.	58,000	$631,104
TCL Multimedia Technology Holdings, Ltd. (I)	3,134,000	2,484,336
Tianjin Port Development Holdings, Ltd. (I)	1,100,000	326,922

Macau 0.53%		680,356
Wynn Macau, Ltd. (I)	540,000	680,356

Taiwan 31.91%		40,892,121
Advanced Semiconductor Engineering, Inc.	1,200,000	950,712
AmTRAN Technology Company, Ltd.	710,000	708,023
AU Optronics Corp.	1,792,200	1,983,228
Cathay Financial Holdings Company, Ltd. (I)	760,000	1,280,275
Chroma ATE, Inc.	990,000	1,945,932
Coretronic Corp.	1,648,000	2,332,301
Epistar Corp.	400,000	1,276,920
Far Eastern New Century Corp.	1,973,700	2,163,281
First Financial Holding Company, Ltd. (I)	1,000,000	558,805
Fubon Financial Holding Company, Ltd.	3,615,000	4,199,458
HON HAI Precision Industry Company, Ltd.	1,184,900	4,970,468
InnoLux Display Corp.	600,000	980,132
MediaTek, Inc.	164,248	2,660,096
Powertech Technology, Inc.	220,000	693,587
Radiant Opto-Electronics Corp.	1,318,400	1,819,582
Ruentex Industries, Ltd. (I)	788,000	1,332,229
Soft-World International Corp.	278,384	1,395,080
Synnex Technology International Corp.	300,000	610,827
Taiwan Fertilizer Company, Ltd.	715,000	2,313,808
Taiwan Semiconductor Manufacturing Company, Ltd.	2,722,089	5,194,127
Uni-President Enterprises Corp.	574,200	613,272
Yuanta Financial Holdings Company, Ltd.	1,436,000	909,978

Total investments (Cost $94,679,626)† 100.96%		$129,354,740

Other assets and liabilities, net (0.96%)		($1,232,392)

Total net assets 100.00%		$128,122,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $96,077,525. Net unrealized appreciation aggregated $33,277,215, of which $37,728,198 related to appreciated investment securities and $4,450,983 related to depreciated investment securities.

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Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities.This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
China	$43,122,220	—	$43,122,220	—
Hong Kong	44,660,043	—	44,660,043	—
Macau	680,356	—	680,356	—
Taiwan	40,892,121	—	40,892,121	—
Total Investments in Securities	$129,354,740	—	$129,354,740	—

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

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080Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 22, 2010